Concentration of Risk (Tables)	6 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedule of Group’s Concentration of Customers and Suppliers

The following tables summarized the information about the Group’s concentration of customers and suppliers for the six months ended December 31, 2024 and 2023 or as of December 31, 2024 and June 30, 2024, respectively:

	A	B	C	D	E	F	G	H	I	J	K
Revenues, customer concentration risk
Six months ended December 31, 2024	—	*	—	—	—	*	—	11%	32%	21%	14%
Six months ended December 31, 2023	31%	24%	15%	15%	—	—	—	—	—	—	—

Accounts receivable, customer concentration risk
As of December 31, 2024	—	*	*	—	13%	*	—	13%	36%	14%	16%
As of June 30, 2024	13%	16%	*	*	18%	16%	13%	—	—	—	—

	L	M
Purchase, supplier concentration risk
Six months ended December 31, 2024	46%	54%
Six months ended December 31, 2023	100%	—

Accounts payable, supplier concentration risk
As of December 31, 2024	—	100%
As of June 30, 2024	100%	—
____________

*	Less than 10%.
—	No transaction incurred during the year/no balance existed as of the reporting date.